PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,203	$ 6,392
Accumulated depreciation and amortization	(5,152)	(4,575)
Property and equipment, net	1,051	1,817
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,588	3,644
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	265	265
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	357	530
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,993	$ 1,953